Income Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income Taxes Details
Tax benefit at U.S. statutory rate	$ (6,000)	$ 30,000
State income taxes	(700)	$ 3,500
Use of prior year net operating loss carry forwards	$ 6,700
Valuation allowance		$ (33,500)
Provision for income taxes
Tax benefit at U.S. statutory rate	34.00%	34.00%
State income taxes	4.00%	4.00%
Valuation allowance	38.00%	38.00%